Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,459,400
Proposed Maximum Offering Price per Unit	1.46
Maximum Aggregate Offering Price	$ 3,590,724.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 495.88
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's common stock, par value $0.001 per share, quoted on The Nasdaq Capital Market on April 23, 2026. Includes (i) 2,400,000 shares of common stock issuable upon the exercise of the warrant issued by Soluna Holdings, Inc. (the "Company") to YA II PN, Ltd. ("YA") on April 15, 2026 in connection with that certain Securities Purchase Agreement, dated April 15, 2026, by and between the Company and YA, and (ii) 59,400 shares of common stock issued or issuable to Harmattan Energy, Ltd. (formerly Soluna Technologies, Ltd.) pursuant to the Merger Agreement, dated August 11, 2021, by and among Mechanical Technology, Incorporated, SCI Merger Sub, Inc. and Soluna Computing, Inc. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.